Note 20 - Subsequent Events (Details Textual) - Subsequent Event [Member] - USD ($) $ in Millions	Mar. 18, 2022	Jan. 28, 2022
Eco Design Fuel Efficient Containerships for Two Vessels [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity		$ 85
Eco Design Fuel Efficient Containerships for Three Vessels [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 102